COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

a) Operating lease commitments

The Company has operating lease agreements principally for its office properties in the PRC and the United States. Rental expenses were $9.7 million, $10.5 million and $11.0 million for the years ended December 31, 2011, 2012 and 2013, respectively.

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2013 are as follows:

Year Ending December 31,	Minimum Lease Payment
2014	$9,958
2015	8,739
2016	8,612
2017	7,547
2018 and thereafter	14,700

b) Contingencies

The Company is subject to claims and legal proceedings that arise in the ordinary course of its business operations. Each of these matters is subject to uncertainties, and it is possible that as these matters arise some may be decided unfavorably for the Company. As of December 31, 2013, the Company does not have any claims or legal proceedings that are expected to have a significant impact on its business or operations.

The Company issues indemnifications for intellectual property compliance and warranties on the manufacture of APIs in certain instances in the ordinary course of business with its customers. Historically, the Company has incurred no costs to settle claims related to these indemnifications and warranties.

c) Capital commitments

As of December 31, 2013, the Company had capital commitments of $28.6 million relating to new construction projects and laboratory facility improvements in the PRC. Capital commitments of $27.4 million are expected to be incurred in 2014, and the remaining $ 1.2 million is expected to be incurred in 2015. As of December 31, 2013, the Company also has a capital contribution commitment of $17.5 million related to the investment in WuXi MedImmune, of which $5.75 million and $11.75 million will be due in 2014 and 2016, respectively. As of December 31, 2013, the Company has a capital contribution commitment of $11.1 million related to long-term investments, of which $2.0 million will be due in 2014, $3.3 million will be due contingent upon reaching certain milestones and $5.8 million will be due on demand.